Other Income and Expenses	6 Months Ended
Jun. 30, 2022
Disclosure Of Other Operating Income Expense Text Block Abstract
Other income and expenses

7. Other income and expenses

7.1.1 Other income, net

	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
	(Unaudited)	(Unaudited)
Government grants*	50	1,271
Covid-19-related rent concessions from a lessor (Note 22)	—	787
Foreign exchange differences, net	190	965
Additional deduction of VAT	127	65
Bad debt recovery	6,098	148
Others	3,981	3,301
Total other income, net	10,446	6,537

*	In the first half of 2022, government grants were mainly received for several research and development projects totaling RMB1 million.

7.1.2 Other operating expenses

The unaudited amounts recognised for the six months ended June 30, 2022 mainly represented the loss on disposal of assets of RMB526,000 (Six months ended June 30,2021: RMB4,000) and compensation payables on contract terminations of RMB131,000(For the six months ended June 30, 2021: Nil).

7.2 Finance costs

	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
	(Unaudited)	(Unaudited)
Interest on loans and borrowings	3,588	2,259
Interest on lease liabilities	842	36
Total finance costs	4,430	2,295

7.3 Finance income

	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
	(Unaudited)	(Unaudited)
Bank interest income	33	19
Interest income on net investments in subleases	8	1
Total finance income	41	20

7.4 Depreciation, amortisation and costs of inventories

	For the six months ended June 30,
	2021	2020
	RMB’000	RMB’000
	(Unaudited)	(Unaudited)
Included in cost of sales:
Depreciation of property, plant and equipment	2,887	7,042
Depreciation of right-of-use assets	696	—
Amortisation of intangible assets	3,253	8,509
Costs of inventories recognised as an expense	2,632	5,053
Included in selling expenses:
Depreciation of right-of-use assets	341	550
Included in administrative expenses:
Depreciation of property, plant and equipment	428	579
Depreciation of right-of-use assets	1,280	1,288
Amortisation of intangible assets	67	134

7.5 Research and development costs

The Group’s research and development concentrates on the development of smart music education solutions, which include music education system, musical software (e.g. Kuke music app, digital music cloud library), Kuke music online platform, audiobook, musical education instruments and hardware (e.g. Kukey smart pianos).

Research and development unaudited costs of RMB12,267,000, RMB12,365,000 that are not eligible for capitalisation were expensed and included in administrative expenses for the six months ended June 30, 2021, 2022 respectively.

7.6 Wages and salaries and pension scheme contributions

	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
	(Unaudited)	(Unaudited)
Wages and salaries	16,575	21,041
Equity-settled share-based payment expenses	32,908	7,263
Pension scheme contributions	926	2,279

At June 30, 2022 and December 31, 2021, the Group had no forfeited contributions available to reduce its pension scheme contributions in future years.